NYSE Regulation

11005497

Craig A. Gray
Manager, Listing Compliance
Corporate Compliance

100 S. Wacker Drive, Suite 1800
Chicago, IL 60606
T +1 312 442 7832
cgray@nyx.com

CERTARCA
001-35089

February 23, 2011

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re: FactorShares 2X: S&P500 Bull/USD Bear
Issuer CIK: 0001482877
SEC File Number: 001-35089
Form Type: 8-A12B
Filing Date: 2/22/2011

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on February 18, 2011) an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. ("Exchange"):

Common Units of Beneficial Interest

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-4632. Your assistance is greatly appreciated.

Sincerely,

Craig Gray
Manager, Listing Compliance